CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers		$ 419,446,439	$ 328,455,588	$ 206,697,620
Government grants				2,302
Initial recognition and changes in the fair value of biological assets at the point of harvest		610,554	6,388,030	2,826,255
Changes in the net realizable value of agricultural products after harvest		(4,351,433)	(42,523)
Total		415,705,560	334,801,095	209,526,177
Cost of sales		(235,457,053)	(208,364,095)	(118,641,803)
Research and development expenses		(15,345,315)	(6,947,460)	(5,617,655)
Selling, general and administrative expenses		(113,002,747)	(77,483,812)	(47,601,901)
Share of profit or loss of joint ventures and associates		1,198,628	1,144,418	997,429
Other income or expenses, net		1,084,892	(3,280,220)	(279,359)
Operating profit		54,183,965	39,869,926	38,382,888
Financial cost		(23,788,085)	(17,926,197)	(21,240,236)
Other financial results		(11,289,933)	(7,880,099)	(6,612,104)
Profit before income tax		19,105,947	14,063,630	10,530,548
Income tax		1,068,652	(17,972,534)	(14,351,170)
Profit (Loss) for the year		20,174,599	(3,908,904)	(3,820,622)
Profit (loss) for the year attributable to:
Equity holders of the parent		18,779,876	(7,199,618)	(6,870,163)
Non-controlling interests		1,394,723	3,290,714	3,049,541
Profit (Loss) for the year		$ 20,174,599	$ (3,908,904)	$ (3,820,622)
Profit (Loss) per share
Basic profit (loss) attributable to ordinary equity holders of the parent		$ 0.3022	$ (0.1702)	$ (0.1752)
Diluted profit (loss) attributable to ordinary equity holders of the parent		$ 0.2972	$ (0.1702)	$ (0.1752)
Profit (Loss) for the year		$ 20,174,599	$ (3,908,904)	$ (3,820,622)
Other comprehensive (loss) income		(835,849)	35,172,250	10,051,318
Items that may be subsequently reclassified to profit and loss		631,500	40,480,860	12,733,775
Foreign exchange differences on translation of foreign operations from joint ventures		(46,901)	7,845,756	2,657,567
Foreign exchange differences on translation of foreign operations		678,401	32,635,104	10,076,208
Items that will not be subsequently reclassified to loss and profit		(1,467,349)	(5,308,610)	(2,682,457)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates	[1]	(184,630)	(586,268)	(413,618)
Revaluation of property, plant and equipment, net of tax	[2]	(1,282,719)	(4,722,342)	(2,268,839)
Total comprehensive profit		19,338,750	31,263,346	6,230,696
Total comprehensive profit attributable to:
Equity holders of the parent		17,924,877	22,145,704	1,559,264
Non-controlling interests		1,413,873	9,117,642	4,671,432
Total comprehensive profit		$ 19,338,750	$ 31,263,346	$ 6,230,696

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $99,415 for the year ended June 30, 2023, $315,683 for the year ended June 30, 2022 and ($222,717) for the year ended June 30, 2021.
[2]	The tax effect of the revaluation of property, plant and equipment was $703,087 for the year ended June 30,2023, $2,837,650 for the year ended June 30, 2022 and ($1,389,643) for the year ended June 30, 2021.